Legal Proceedings and Other Contingencies	12 Months Ended
Dec. 31, 2018
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Legal Proceedings and Other Contingencies

25 LEGAL PROCEEDINGS AND OTHER CONTINGENCIES

GENERAL

In the ordinary course of business, Shell subsidiaries are subject to a number of contingencies arising from litigation and claims brought by governmental, including tax authorities, and private parties. The operations and earnings of Shell subsidiaries continue, from time to time, to be affected to varying degrees by political, legislative, fiscal and regulatory developments, including those relating to the protection of the environment and indigenous groups in the countries in which they operate. The industries in which Shell subsidiaries are engaged are also subject to physical risks of various types.

The amounts claimed in relation to such events and, if such claims against Shell were successful, the costs of implementing the remedies sought in the various cases could be substantial. Based on information available to date and taking into account that in some cases it is not practicable to estimate the possible magnitude or timing of any resultant payments, management believes that the foregoing are not expected to have a material adverse impact on Shell’s Consolidated Financial Statements. However, there remains a high degree of uncertainty around these contingencies, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

In certain divestment transactions, liabilities related to dismantling and restoration are de-recognised upon transfer of these obligations to the buyer. For certain of these obligations Shell has issued guarantees to third parties and continues to be liable in case that the primary obligator is not able to meet its obligation. These potential obligations arising from issuance of these guarantees are assessed to be remote.

PESTICIDE LITIGATION

Shell Oil Company (SOC), along with another agricultural chemical pesticide manufacturer and several distributors, has been sued by public and quasi-public water purveyors alleging responsibility for groundwater contamination caused by applications of chemical pesticides. There are approximately 45 such cases currently pending. These suits assert various theories of strict liability and negligence, and seek to recover actual damages, including drinking well treatment and remediation costs. Most assert claims for punitive damages. While the Company continues to vigorously defend these lawsuits, a new environmental regulatory standard became effective in the State of California, where a majority of the suits are pending. The new standard requires public water systems state wide to perform quarterly or monthly sampling of their drinking water sources for a chemical contained in certain pesticides, beginning in January 2018. Water systems deemed out of compliance with the new five parts per trillion regulatory standard must take corrective action to resolve the exceedance or take the potable water source out of service. In response to this new regulatory standard, the Company is monitoring the sampling results to determine the number of wells potentially impacted. Based on the claims asserted and SOC’s track record, with regard to amounts paid to resolve varying claims, management does not expect the outcome of these lawsuits pending at December 31, 2018, to have a material adverse impact on Shell. However, there remains a high degree of uncertainty regarding the potential outcome of some of these pending lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

CLIMATE CHANGE LITIGATION
In the USA, 12 lawsuits have been filed by several municipalities and one state against oil and gas companies, including Royal Dutch Shell plc. The plaintiffs seek damages for claimed harm to their public and private infrastructure from rising sea levels allegedly due to climate change caused by the defendants’ fossil fuel products. A similar suit has been filed by a crab fishing industry group claiming harm to their fisheries as a result of alleged ocean-related impacts of climate change. Management believes the outcome of these matters should be resolved in a manner favourable to Shell, however, there remains a high degree of uncertainty regarding the ultimate outcome of these lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

BRAZIL TAX
Pursuant to Law 7.183/2015 issued by the State of Rio de Janeiro (RJ State) and effective March 2016, a value-added levy has been imposed on oil extraction in the RJ State. The company understands that the obligations arising from this law are not legally sustainable and Shell obtained two separate favorable injunctions suspending the enforcement of the law in March and October 2016, respectively. Both injunctions remain in effect and the matter is currently pending before the Tribunal de Justiça do Rio de Janeiro, the local RJ State Court of Appeal. In addition, and as this is an industry-wide issue, the Brazilian Association of Oil and Gas Exploration and Production Companies, of which Shell is a member of, filed a suit in February 2016 before the Supremo Tribunal Federal, the Brazilian Supreme Court, challenging the constitutionality of the law.  This matter is currently pending with the Supreme Court.  Should Shell be required to pay such a levy, it could result in a total liability of approximately $3 billion as at end 2018.

NIGERIAN LITIGATION

Shell subsidiaries and associates operating in Nigeria are parties to various environmental and contractual disputes brought in the courts of Nigeria, England and the Netherlands. These disputes are at different stages in litigation, including at the appellate stage, where judgements have been rendered against Shell entities. If taken at face value, the aggregate amount of these judgements could be seen as material. Management, however, believes that the outcomes of these matters will ultimately be resolved in a manner favourable to Shell. However, there remains a high degree of uncertainty regarding these cases, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

The authorities in various countries are investigating Shell Nigeria Exploration and Production Company Ltd.’s (SNEPCO’s) investment in Nigerian oil block OPL 245 and the 2011 settlement of litigation pertaining to that block with regard to potential anti-bribery, anti-corruption and anti-money laundering laws.

On January 27, 2017, the Nigeria Federal High Court issued an Interim Order of Attachment for Oil Prospecting Licence 245 (OPL 245), pending the conclusion of the investigation. SNEPCO applied for and was granted a discharge of this order on constitutional and procedural grounds. Also in Nigeria, in March 2017 criminal charges alleging official corruption and conspiracy to commit official corruption were filed against SNEPCO, one current Shell employee and third parties including ENI SpA and one of its subsidiaries. Those proceedings are ongoing. In March 2017, parties alleging to be shareholders of Malabu Oil and Gas Company Ltd. (Malabu) filed two actions to challenge the 2011 settlement and the award of OPL 245 to SNEPCO and an ENI SpA subsidiary by the Federal Government of Nigeria. Those proceedings are also ongoing. On May 8, 2018, Human Environmental Development Agenda (HEDA) sought permission from the Federal High Court of Nigeria to apply for an order to direct the Attorney General of the Federation to revoke OPL 245 on grounds that the entire Malabu transaction in relation to the OPL is unconstitutional, illegal and void as it was obtained through fraudulent and corrupt practice. On October 4, 2018, SNEPCO was joined as a defendant in the HEDA action. Those proceedings are ongoing. In March 2016, the Nigeria House of Representatives (HoR) announced it was going to conduct a third investigation into OPL 245. SNEPCO sought and was granted an interlocutory injunction preventing the HoR from investigating SNEPCO, as such an investigation was beyond the legal powers of the HoR and the matter was under judicial consideration. On July 2, 2018, the court issued a decision in favour of SNEPCO granting all the reliefs sought including a declaration that the HoR does not have powers to investigate the OPL 245 award and a perpetual injunction to restrain the HoR from continuing with the investigations or compelling SNEPCO’s participation in the investigations. On December 12, 2018, the Federal Republic of Nigeria issued a claim form in the UK against RDS and six subsidiaries, ENI SpA and two of its subsidiaries, Malabu as well as two other entities for the amount of $1,092 million plus damages for having participated in a fraudulent and corrupt scheme leading to the acquisition by Shell and ENI corporate defendants in 2011 of OPL 245. The Shell entities have yet to be served with the proceedings. On February 14, 2017, Royal Dutch Shell plc received a notice of request for indictment from the Milan public prosecutor with respect to this matter. On December 20, 2017, Royal Dutch Shell plc along with four former Shell employees including one former executive were remanded to trial in Milan. On May 14, 2018, a trial commenced in the Court of Milan and is ongoing. On September 18, 2018, RDS was joined to the proceedings as the civilly responsible party (responsabile civile) for the damages caused by the alleged illegal acts of the four former Shell employees. Three other Shell entities (Shell UK Ltd, SPDC and SEPA) also joined the proceedings but were denied status as responsabile civile for their respective former employees at this phase of the proceedings. Based on Shell’s review of the Prosecutor of Milan's file and all the information and facts currently available to Shell, management does not believe that there is a basis to convict Shell in Milan. Furthermore, management is not aware of any evidence to convict any former or current Shell employee in Milan. . Investigations by authorities in other jurisdictions are ongoing.

On September 20, 2018, a guilty judgement was filed by the Milan Judge of the Preliminary Hearing in a separate OPL 245 fast track trial of two individuals, neither of whom worked on behalf of Shell. That decision is under appeal.

In February 2019, we were informed by the Dutch Public Prosecutor’s Office (DPP) that they are nearing the conclusion of their investigation and are preparing to prosecute Royal Dutch Shell plc for criminal charges directly or indirectly related to the 2011 settlement of disputes over OPL 245 in Nigeria. Investigations by authorities in other jurisdictions are ongoing.

There remains a high degree of uncertainty around the OPL 245 matters and contingencies discussed above, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition. Accordingly, at this time, it is not practicable to estimate the magnitude and timing of any possible obligations or payments. Any violation of the US Foreign Corrupt Practices Act or other relevant anti-bribery, anti-corruption or anti-money laundering legislation could have a material adverse effect on Royal Dutch Shell plc’s earnings, cash flows and financial condition.